Significant transactions - Loss Portfolio Transfer (Details) $ in Millions	Jan. 23, 2020 USD ($)
Statement of Financial Position [Abstract]
Cash received in loss portfolio transfer agreement	$ 69.7
Cash paid in loss portfolio transfer agreement	$ (0.4)